Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.9%
Brazil - 9.7%
Cia Siderurgica Nacional SA - ADR	46,158	$220,174
CPFL Energia SA	8,305	45,356
CSN Mineracao SA	118,690	156,909
Marfrig Global Foods SA	25,980	110,425
Telefonica Brasil SA - ADR (d)	12,980	121,752
TIM SA/Brazil - ADR	5,103	63,686
Vale SA - ADR	15,037	228,262
		946,564
Chile - 2.6%
Cencosud SA	59,400	109,412
Falabella SA	39,565	140,823
		250,235
China - 18.4%
Angang Steel Co. Ltd. - Class H	220,831	96,013
Anhui Conch Cement Co. Ltd. - Class H	39,502	208,224
BAIC Motor Corp Ltd. - Class H (b)	397,289	145,218
China Coal Energy Co Ltd. - Class H	328,350	182,766
China Feihe Ltd. (b)	50,734	70,144
China Hongqiao Group Ltd.	178,948	199,671
China Medical System Holdings Ltd.	15,388	25,617
China Shenhua Energy Co. Ltd. - Class H	130,535	319,430
COSCO SHIPPING Holdings Co. Ltd. - Class H (a)	108,070	194,322
Hengan International Group Co. Ltd.	8,161	39,878
Kingsoft Corp Ltd.	7,418	33,061
Topsports International Holdings Ltd. (b)	40,974	36,785
Weichai Power Co. Ltd. - Class H	90,531	163,017
Yadea Group Holdings Ltd. (b)	31,086	44,095
Yangzijiang Shipbuilding Holdings Ltd.	35,246	33,656
		1,791,897
Greece - 0.6%
Hellenic Telecommunications Organization SA	3,142	60,943
Hong Kong - 2.8%
China Resources Cement Holdings Ltd.	62,915	54,063
Kingboard Holdings Ltd.	13,998	67,413
Kunlun Energy Co. Ltd.	59,993	61,862
Sun Art Retail Group Ltd.	244,780	89,159
		272,497
Hungary - 1.0%
MOL Hungarian Oil & Gas PLC	10,765	93,556
India - 1.9%
Tata Steel Ltd. (c)	12,868	186,586
Indonesia - 5.1%
Adaro Energy Tbk PT	431,414	67,193
Astra International Tbk PT	391,009	148,851
Bukit Asam Tbk PT	131,474	26,053
Telkom Indonesia Persero Tbk PT - ADR	5,534	164,526
United Tractors Tbk PT	55,457	89,170
		495,793
Malaysia - 1.6%
Hartalega Holdings Bhd	51,590	72,476
Supermax Corp Bhd	3,206	904
Top Glove Corp Bhd	157,887	80,349
		153,729
Mexico - 2.7%
Alfa SAB de CV	63,992	46,378
Arca Continental SAB de CV	10,283	60,687
Fomento Economico Mexicano SAB de CV - ADR	2,091	157,285
		264,350
Russia - 10.3%
Alrosa PJSC	81,689	119,225
Inter RAO UES PJSC	1,690,656	84,474
LUKOIL PJSC - ADR	2,122	188,264
Magnit PJSC	1,458	94,617
Magnitogorsk Iron & Steel Works PJSC	94,594	74,519
Severstal PAO	8,285	160,890
Surgutneftegas PJSC	366,997	171,952
Tatneft PJSC (a)	2,880	110,534
		1,004,475
South Africa - 13.3%
African Rainbow Minerals Ltd.	2,675	39,646
Anglo American Platinum Ltd.	1,737	209,667
Distell Group Holdings Ltd. (a)	1,348	14,844
Exxaro Resources Ltd.	3,291	35,557
Impala Platinum Holdings Ltd.	12,146	185,019
Kumba Iron Ore Ltd.	6,741	237,137
MTN Group Ltd. (a)	13,657	170,708
MultiChoice Group	4,888	39,766
Pepkor Holdings Ltd. (b)	22,786	33,519
Sibanye Stillwater Ltd. - ADR (d)	8,947	134,116
The Bidvest Group Ltd.	2,914	35,586
The Foschini Group Ltd.	3,473	29,006
Vodacom Group Ltd.	10,331	98,692
Woolworths Holdings Ltd.	8,434	29,011
		1,292,274
Taiwan - 14.4%
Acer, Inc.	12,486	12,727
AU Optronics Corp.	242,555	175,720
Catcher Technology Co. Ltd.	3,052	16,953
Eva Airways Corp. (a)	44,490	38,389
Evergreen Marine Corp Taiwan Ltd.	39,506	160,501
Far EasTone Telecommunications Co. Ltd.	22,400	52,348
Innolux Corp.	284,230	173,211
Largan Precision Co. Ltd.	670	48,900
Lite-On Technology Corp.	10,963	25,029
Nanya Technology Corp.	24,214	62,681
Novatek Microelectronics Corp.	2,910	49,278
Pegatron Corp.	79,380	197,779
Powertech Technology, Inc.	6,860	24,072
Sino-American Silicon Products, Inc.	5,920	44,591
Taiwan Glass Industry Corp.	22,020	18,248
Wan Hai Lines Ltd.	22,200	117,728
Winbond Electronics Corp.	27,720	29,849
Yang Ming Marine Transport Corp. (a)	43,570	154,455
		1,402,459
Thailand - 2.0%
Electricity Generating PCL	5,838	29,808
PTT Exploration & Production PCL	29,177	113,483
Sri Trang Gloves Thailand PCL	52,456	45,689
		188,980
Turkey - 5.3%
BIM Birlesik Magazalar AS	4,508	23,809
Enka Insaat ve Sanayi AS	51,130	60,111
Ford Otomotiv Sanayi AS	3,526	65,648
KOC Holding AS	82,997	202,254
Turk Telekomunikasyon AS	50,173	36,085
Turkcell Iletisim Hizmetleri AS	26,872	37,705
Turkiye Petrol Rafinerileri AS (a)	7,165	92,089
		517,701
United Arab Emirates - 1.2%
ADNOC Drilling Co PJSC (a)	122,730	115,277
TOTAL COMMON STOCKS (Cost $9,565,730)		9,037,316

PREFERRED STOCKS - 6.6%
Brazil - 6.6%
Bradespar SA	5,800	29,403
Braskem SA	13,440	124,704
Cia Energetica de Minas Gerais - ADR	26,454	66,664
Cia Paranaense de Energia - ADR	8,090	53,070
Metalurgica Gerdau SA	37,077	81,275
Petroleo Brasileiro SA - ADR	18,827	228,560
Usinas Siderurgicas de Minas Gerais SA Usiminas - Class A	18,979	56,686
		640,362
TOTAL PREFERRED STOCKS (Cost $624,524)		640,362
	Principal Amount
SHORT-TERM INVESTMENTS- 0.8%
Money Market Deposit Accounts - 0.8%
U.S. Bank Money Market Deposit Account, 0.003% (e)	75,310	75,310
TOTAL SHORT-TERM INVESTMENTS (Cost $75,310)		75,310

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (e)	227,908	227,908
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $227,908)		227,908

Total Investments (Cost $10,493,472) - 102.6%		9,980,896
Liabilities in Excess of Other Assets - (2.6)%		(248,953)
TOTAL NET ASSETS - 100.0%		$9,731,943

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $329,761, which represents 3.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $186,586, which represents 1.9% of net assets.

(d)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $230,586 or 2.4% of net assets.
(e)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 9,037,316	$ -	$ -	$ -	$ 9,037,316
Preferred Stocks	640,362	-	-	-	640,362
Short-Term Investments	75,310	-	-	-	75,310
Investments Purchased with Proceeds from Securities Lending	-	-	-	227,908	227,908
Total Investments in Securities	$ 9,752,988	$ -	$ -	$ 227,908	$ 9,980,896
^ See Schedule of Investments for country breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.